SHAREHOLDERS' EQUITY - Preferred Shares - GH Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Distributions to Preferred Shareholders	$ 1,797,423
GH Group | Preferred Shares
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	50,000,000
Preferred shares issued	18,515,491
Preferred shares outstanding	18,515,491
Cumulative dividend rate	15.00%
Increase in dividend rate after first anniversary	5.00%
Conversion period	60 days
Distributions to Preferred Shareholders	$ 1,797,423	$ 0